Tenant Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Tenant Leases

NOTE 4 – TENANT LEASES

The Company leases various commercial and industrial space to tenants over terms ranging from month-to-month to ten years. Some of the leases have renewal options for additional terms. The leases expire at various dates from December 2014 to October 2020. Some leases provide for base monthly rentals and reimbursements for real estate taxes and common area maintenance.

The Company has the following future minimum base rentals on non-cancellable leases as of December 31, 2014:

2015	$7,296,452
2016	6,465,232
2017	6,035,474
2018	4,702,493
Thereafter	5,088,555
Total	$29,588,206